FINANCIAL ASSETS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
FINANCIAL ASSETS RECEIVABLE, NET
FINANCIAL ASSETS RECEIVABLE, NET

4.FINANCIAL ASSETS RECEIVABLE, NET

The Group’s financial assets receivable as of December 31, 2024 and 2025 are as follows:

	December 31,	December 31,
	2024	2025
	RMB	RMB
Financial assets receivable	2,170,780	2,149,846
Allowance for uncollectible receivables	(446,089)	(430,182)
Financial assets receivable, net	1,724,691	1,719,664

The movement of financial assets receivable for the years ended December 31, 2023, 2024 and 2025 is as follows:

	Year ended	Year ended	Year ended
	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Balance at beginning of year	4,225,014	3,694,269	2,170,780
Addition in the current year	4,906,586	2,350,319	3,549,392
Collection in the current year	(5,050,047)	(3,429,622)	(3,304,181)
Write-off	(387,284)	(444,186)	(266,145)
Balance at end of year	3,694,269	2,170,780	2,149,846

The movement of allowance for uncollectible receivables for the years ended December 31, 2023, 2024 and 2025 is as follows:

	Year ended	Year ended	Year ended
	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Balance at beginning of year	554,095	575,396	446,089
Current year net provision	408,585	314,879	250,238
Write-off	(387,284)	(444,186)	(266,145)
Balance at end of year	575,396	446,089	430,182

4.FINANCIAL ASSETS RECEIVABLE, NET – continued

The Group’s financial assets receivable generated from related parties and recorded in amounts due from related parties as of December 31, 2024 and 2025 are as follows:

	December 31,	December 31,
	2024	2025
	RMB	RMB
Financial assets receivable	1,227	—
Allowance for uncollectible receivables	(1,272)	—
Financial assets receivable, net	(45)	—

The movement of financial assets receivable generated from related parties and recorded in amounts due from related parties for the years ended December 31, 2023,2024 and 2025 is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of year	42,724	12,717	1,227
Addition in the current year	19,981	—	—
Collection in the current year	(49,581)	(10,062)	(1,174)
Write-off	(407)	(1,428)	(53)
Balance at end of year	12,717	1,227	—

The movement of allowance for uncollectible receivables generated from related parties and recorded in amounts due from related parties for the years ended December 31, 2023,2024 and 2025 is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of year	2,648	2,912	1,272
Current year net provision (reversal)	671	(212)	(1,219)
Write-off	(407)	(1,428)	(53)
Balance at end of year	2,912	1,272	—

The following table summarizes the aging of the Group’s financial assets receivable.

		31-60	over 60		Total
	0-30 days	days	days		financial
	past	past	past		assets
	due	due	due	Current	receivable
December 31, 2024	20,764	23,495	—	2,126,521	2,170,780
December 31, 2025	29,290	33,841	—	2,086,715	2,149,846

The principal of financial assets receivable by year of origination:

	2024	2023	2022	Total
December 31, 2024	1,491,165	549,475	130,140	2,170,780

	2025	2024	2023	Total
December 31, 2025	1,876,676	197,574	75,596	2,149,846